Revenue - Disaggregation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Segment Reporting Information [Line Items]
Voyage revenues	$ 591,103	$ 601,256	$ 510,762
Liquefied natural gas segment
Segment Reporting Information [Line Items]
Voyage revenues	552,416	555,303	454,517
Liquefied petroleum gas segment
Segment Reporting Information [Line Items]
Voyage revenues	38,687	39,211	23,922
Conventional Tankers Segment
Segment Reporting Information [Line Items]
Voyage revenues	0	6,742	32,323
Time charters
Segment Reporting Information [Line Items]
Voyage revenues	543,408	540,036	437,667
Time charters | Liquefied natural gas segment
Segment Reporting Information [Line Items]
Voyage revenues	543,408	530,434	420,262
Time charters | Liquefied petroleum gas segment
Segment Reporting Information [Line Items]
Voyage revenues	0	2,860	0
Time charters | Conventional Tankers Segment
Segment Reporting Information [Line Items]
Voyage revenues	0	6,742	17,405
Voyage charters
Segment Reporting Information [Line Items]
Voyage revenues	38,687	36,351	38,513
Voyage charters | Liquefied natural gas segment
Segment Reporting Information [Line Items]
Voyage revenues	0	0	0
Voyage charters | Liquefied petroleum gas segment
Segment Reporting Information [Line Items]
Voyage revenues	38,687	36,351	23,922
Voyage charters | Conventional Tankers Segment
Segment Reporting Information [Line Items]
Voyage revenues	0	0	14,591
Bareboat charters
Segment Reporting Information [Line Items]
Voyage revenues		18,387	23,820
Bareboat charters | Liquefied natural gas segment
Segment Reporting Information [Line Items]
Voyage revenues		18,387	23,820
Bareboat charters | Liquefied petroleum gas segment
Segment Reporting Information [Line Items]
Voyage revenues		0	0
Bareboat charters | Conventional Tankers Segment
Segment Reporting Information [Line Items]
Voyage revenues		0	0
Management fees and other
Segment Reporting Information [Line Items]
Voyage revenues	9,008	6,482	10,762
Management fees and other | Liquefied natural gas segment
Segment Reporting Information [Line Items]
Voyage revenues	9,008	6,482	10,435
Management fees and other | Liquefied petroleum gas segment
Segment Reporting Information [Line Items]
Voyage revenues	0	0	0
Management fees and other | Conventional Tankers Segment
Segment Reporting Information [Line Items]
Voyage revenues	0	0	327
Lease revenue [Member]
Segment Reporting Information [Line Items]
Voyage revenues	560,931	573,083	481,446
Operating Lease, Variable Lease Income, Other	0	0	1,480
Operating Lease, Variable Lease Income	5,398	4,635	0
Operating Lease, Lease Income	505,029	516,772	440,963
Direct Financing Lease, Interest Income	50,504	51,676	41,963
Non-lease revenue - sales type or direct financing lease
Segment Reporting Information [Line Items]
Voyage revenues	21,164	21,691	18,554
Non-lease revenue
Segment Reporting Information [Line Items]
Voyage revenues	$ 30,172	$ 28,173	$ 29,316